Stock-Based Compensation - UScellular, Overview (Details) - UScellular - Common Shares	Dec. 31, 2020 shares
UScellular Long-Term Incentive Plans
Stock-based compensation, overview
Shares reserved	12,193,000
Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved	105,000